Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

Note 11 — Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2012	2011	2010
Current	$55,010	$47,790	$60,529
Deferred	(4,857)	1,252	(19,137)

	$50,153	$49,042	$41,392

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2012	2011
Deferred tax assets:
Deferred revenue	$38,214	$40,436
Employee compensation and benefits	74,248	65,320
Intangible assets, computer software and intellectual property	13,747	16,882
Tax credits, net capital and operating loss carryforwards	169,091	204,594
Other	36,826	24,758

Total deferred tax assets	332,126	351,990
Valuation allowances(1)	(117,011)	(137,836)

Total deferred tax assets, net	215,115	214,154

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(40,175)	(36,640)
Intangible assets, computer software and intellectual property	(101,583)	(106,408)
Other	(28,131)	(34,784)

Total deferred tax liabilities	(169,889)	(177,832)

Net deferred tax assets	$45,226	$36,322

(1)	Subsequent releases of the valuation allowances, if any, will be recognized through earnings.

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2012	2011	2010
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	11	12	11

Effective income tax rate	11%	12%	11%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

During fiscal 2012, the net decrease in valuation allowances was $20,825, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. As of September 30, 2012, the Company had tax credits, net capital and operating loss carryforwards of $503,666, of which $162,844 have expiration dates through 2032 and the remainder do not expire.

During fiscal 2011, the net increase in valuation allowances was $31,093, which related to the uncertainty of realizing tax benefits primarily for tax credits, net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. Of the increase, $12,625 was charged to other accounts, primarily goodwill in connection with a 2011 immaterial acquisition, with the remainder recorded to earnings. As of September 30, 2011, the Company had tax credits and net capital and operating loss carryforwards of $591,392, of which $162,973 have expiration dates through 2031 and the remainder do not expire.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2012	2011
Balance at beginning of fiscal year	$132,861	$118,662
Additions based on tax positions related to the current year	20,183	19,849
Additions for tax positions of prior years	4,918	3,548
Reductions for tax positions of prior years	(5,527)	—
Settlements with tax authorities	(3,290)	(5,231)
Lapse of statute of limitations	(15,271)	(3,967)

Balance at end of fiscal year	$133,874	$132,861

The total amount of unrecognized tax benefits, which includes interest and penalties, was $133,874 as of September 30, 2012, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2012, the Company had accrued $18,704 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $731 was recognized in the statements of income in fiscal 2012. As of September 30, 2011, the Company had accrued $17,973 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which $2,403 was recognized in the statements of income in fiscal 2011.

The Company is currently under audit in several jurisdictions for the tax years 2007 and onwards. Timing of the resolution of audits is highly uncertain and therefore the Company generally cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

Within the next 12 months the Company believes that the amount of unrecognized tax benefits will increase in the ordinary course of business. In addition it is reasonably possible that the amount of unrecognized tax benefits will decrease by $30,143 as a result of lapse of statute of limitations in jurisdictions in which the Company operates.